Related Party Transactions - Schedule of Transaction and Balance Amount Due to/from Related Parties (Details)		Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Services provided by the group
Amounts due from related parties		¥ 383,594,360	[1]	$ 58,788,408	¥ 278,155,878	[1]
Amount due to related parties		9,426,883	[2],[3]	$ 1,444,733	3,436,586	[2],[3]
Agent and Platform Service Provided to Related Party
Services provided by the group
Account due to related party	[4]						¥ 29,597,143
Advertising and Marketing Service Provided to Related Party
Services provided by the group
Amounts due from related parties		368,500,000			262,600,000
Account due to a related party		15,100,000			15,600,000
Account due to related party	[1]	250,874,596			473,215,790		17,447,475
iCloud Server and Other Service Fee Charged from Related Party
Services provided by the group
Account due to a related party	[5]						13,875,839
Advertising costs charged from a related party
Services provided by the group
Account due to a related party	[2]	29,206,380			35,605,180
Gaming Cost Sharing Charged from a Related Party
Services provided by the group
Account due to a related party	[3]	1,844,720			6,806,424
Advertising Service Fee Charged from Related Parties
Services provided by the group
Account due to a related party	[6]	4,192,090			¥ 3,284,223		¥ 15,815,201
Loan from a Related Party
Services provided by the group
Amount due to related parties	[7]	¥ 13,049,800

[1]	For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018). For the year ended December 31, 2019 and 2020, the service fee of RMB473.2 million and RMB250.9 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2020, the amounts due from related parties is comprised of RMB368.5 million which pertains to accounts receivable from related parties revenues generated, whereas the remaining RMB15.1 million is a fee that the Company prepaid to a related party to place advertisements on behalf of their customers on the related party platform; the balance are settled and recorded as cost of revenues (see (5) below) as the advertisement services are provided. These balances were RMB262.6 million and RMB15.6 million, respectively, as of December 31, 2019. Out of the accounts receivable from related parties of RMB262.2 million as of December 31, 2019, a total of RMB160 million of the balances have been collected as of December 31, 2020; the remaining RMB102.2 million was collected during the first quarter of 2021. Although the receivables of RMB102.2 million were settled after the due date, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk. For the revenue recognized in 2020, payments have not been received as the balances as of December 31, 2020 are still within the nine to twelve months payment terms and expect to be settled within the payment terms.
[2]	In 2019 the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB35.6 million and RMB29.2 million for the years ended December 31, 2019 and 2020, respectively.
[3]	In 2019 the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee represents the amount paid to the game developing company in relation to the arrangement, and amounted to RMB6.8 million and RMB1.8 million for the years ended December 31, 2019 and 2020, respectively.
[4]	The Group provided agent and platform service between the advertising customers and a company in which the founder of the Company was a member of key management by facilitating the advertising customers to display their advertisements. The founder was no longer a member of management of that company as of September 30, 2018.
[5]	The service fee mainly represented cloud server and short message service fees charged from Series B1 shareholder through September 2018. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.
[6]	For the year ended December 31, 2018, the Group entered into a cooperation agreement with Series B1 shareholder to promote the Company’s mobile application, and the cooperation agreement requires the Company to prepay a total service fee of RMB 31.5 million which will be recognized as expense over 3 years. For the year ended December 31, 2018, total service fee recognized as expense amounted to RMB 15.8 million. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018. For the years ended December 31, 2019 and 2020, the service fee charged from related parties represented the expense charged from a company under common control of the founder which provided the Group advertising and marketing services.
[7]	The Company borrowed an interest free loan of RMB13.0 million from an entity under common control of the founder in December 2020. The loan was repaid in the first quarter of 2021.